Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Basic Materials (1.6%)
Linde plc	57,196	11,794
Air Products & Chemicals Inc.	23,381	5,526
DuPont de Nemours Inc.	79,103	5,127
Ecolab Inc.	27,447	5,123
Dow Inc.	78,485	4,189
PPG Industries Inc.	25,094	3,233
LyondellBasell Industries NV Class A	26,790	2,479
International Paper Co.	20,622	956
		38,427
Consumer Goods (7.7%)
Procter & Gamble Co.	264,985	32,344
Coca-Cola Co.	407,577	21,765
PepsiCo Inc.	148,100	20,116
Philip Morris International Inc.	164,737	13,662
NIKE Inc. Class B	132,659	12,402
Altria Group Inc.	198,047	9,843
Mondelez International Inc. Class A	152,843	8,030
Colgate-Palmolive Co.	90,959	6,169
Kimberly-Clark Corp.	36,397	4,962
General Motors Co.	135,991	4,896
* Tesla Inc.	14,236	4,697
Estee Lauder Cos. Inc. Class A	23,454	4,585
Activision Blizzard Inc.	81,205	4,453
Ford Motor Co.	414,044	3,751
General Mills Inc.	64,093	3,417
* Electronic Arts Inc.	31,169	3,148
VF Corp.	33,813	2,994
Constellation Brands Inc. Class A	15,880	2,955
Archer-Daniels-Midland Co.	59,093	2,537
* Monster Beverage Corp.	40,514	2,424
Hershey Co.	15,747	2,333
Brown-Forman Corp. Class B	31,040	2,105
Corteva Inc.	78,832	2,051
Kraft Heinz Co.	64,662	1,972
Kellogg Co.	26,894	1,751
Tyson Foods Inc. Class A	15,548	1,398
Aptiv plc	13,520	1,269
Keurig Dr Pepper Inc.	30,181	934
		182,963
Consumer Services (14.1%)
* Amazon.com Inc.	44,501	80,137
Walt Disney Co.	190,743	28,913
Home Depot Inc.	115,984	25,576
Comcast Corp. Class A	480,420	21,211
Walmart Inc.	151,148	18,000
McDonald's Corp.	80,398	15,636
* Netflix Inc.	46,342	14,582
Costco Wholesale Corp.	46,566	13,961

CVS Health Corp.	137,678	10,363
Starbucks Corp.	120,526	10,296
Lowe's Cos. Inc.	82,918	9,727
* Booking Holdings Inc.	4,516	8,599
* Charter Communications Inc. Class A	16,442	7,728
TJX Cos. Inc.	115,591	7,066
Target Corp.	54,244	6,781
Walgreens Boots Alliance Inc.	81,306	4,846
Ross Stores Inc.	38,589	4,482
Dollar General Corp.	27,300	4,296
Sysco Corp.	51,523	4,150
Marriott International Inc. Class A	27,957	3,924
* O'Reilly Automotive Inc.	8,089	3,578
Delta Air Lines Inc.	61,988	3,552
Yum! Brands Inc.	32,154	3,237
Hilton Worldwide Holdings Inc.	30,431	3,195
eBay Inc.	84,028	2,985
Southwest Airlines Co.	51,436	2,965
McKesson Corp.	19,632	2,840
Las Vegas Sands Corp.	40,730	2,556
Kroger Co.	84,197	2,302
Carnival Corp.	41,829	1,886
* AutoZone Inc.	1,271	1,497
Fox Corp. Class A	37,864	1,354
* United Airlines Holdings Inc.	11,512	1,068
^ Sirius XM Holdings Inc.	117,123	817
CBS Corp. Class B	17,843	720
Fox Corp. Class B	16,502	577
* Uber Technologies Inc.	18,025	534
		335,937
Financials (17.9%)
* Berkshire Hathaway Inc. Class B	199,554	43,962
JPMorgan Chase & Co.	321,727	42,391
Visa Inc. Class A	182,901	33,747
Bank of America Corp.	887,187	29,561
Mastercard Inc. Class A	95,599	27,937
Wells Fargo & Co.	419,997	22,873
Citigroup Inc.	239,216	17,970
American Tower Corp.	46,873	10,032
US Bancorp	150,197	9,016
Goldman Sachs Group Inc.	36,214	8,016
American Express Co.	65,990	7,927
CME Group Inc.	37,901	7,684
S&P Global Inc.	26,048	6,894
PNC Financial Services Group Inc.	42,446	6,503
Morgan Stanley	131,196	6,492
Chubb Ltd.	41,017	6,213
Charles Schwab Corp.	124,609	6,168
Prologis Inc.	66,774	6,113
Crown Castle International Corp.	44,128	5,898
Marsh & McLennan Cos. Inc.	53,623	5,795
BlackRock Inc.	11,509	5,696
Intercontinental Exchange Inc.	59,262	5,581
Equinix Inc.	8,974	5,087
Aon plc	24,982	5,087
Capital One Financial Corp.	49,872	4,988
American International Group Inc.	91,981	4,844

Simon Property Group Inc.	31,036	4,693
Progressive Corp.	61,858	4,519
BB&T Corp.	81,290	4,448
Bank of New York Mellon Corp.	90,027	4,409
Aflac Inc.	78,217	4,289
Prudential Financial Inc.	42,714	3,999
Moody's Corp.	17,005	3,854
Blackstone Group LP	70,199	3,806
MetLife Inc.	74,577	3,722
Allstate Corp.	33,044	3,679
Welltower Inc.	42,921	3,630
Travelers Cos. Inc.	26,274	3,592
Equity Residential	39,125	3,330
SunTrust Banks Inc.	46,925	3,324
Public Storage	15,662	3,300
T. Rowe Price Group Inc.	23,607	2,917
Discover Financial Services	33,820	2,870
State Street Corp.	37,530	2,818
Synchrony Financial	66,468	2,487
Fifth Third Bancorp	77,521	2,340
Northern Trust Corp.	21,517	2,307
Ventas Inc.	39,298	2,291
Boston Properties Inc.	16,362	2,267
* Berkshire Hathaway Inc. Class A	5	1,652
AvalonBay Communities Inc.	7,426	1,592
TD Ameritrade Holding Corp.	28,910	1,498
Weyerhaeuser Co.	39,595	1,168
Ameriprise Financial Inc.	6,887	1,129
Interactive Brokers Group Inc.	7,508	364
		428,769
Health Care (13.4%)
Johnson & Johnson	279,515	38,431
UnitedHealth Group Inc.	100,360	28,088
Merck & Co. Inc.	271,197	23,643
Pfizer Inc.	585,765	22,564
Abbott Laboratories	187,222	15,998
Medtronic plc	142,088	15,827
Amgen Inc.	63,465	14,897
Bristol-Myers Squibb Co.	248,001	14,121
AbbVie Inc.	156,551	13,734
Thermo Fisher Scientific Inc.	42,385	13,307
Eli Lilly & Co.	92,159	10,815
Gilead Sciences Inc.	134,176	9,022
Cigna Corp.	39,966	7,990
Anthem Inc.	27,090	7,820
Becton Dickinson and Co.	28,602	7,394
* Intuitive Surgical Inc.	12,259	7,268
Stryker Corp.	33,629	6,889
* Boston Scientific Corp.	147,341	6,372
Allergan plc	32,972	6,098
Zoetis Inc.	50,561	6,094
* Vertex Pharmaceuticals Inc.	27,212	6,034
* Biogen Inc.	19,543	5,859
* Edwards Lifesciences Corp.	22,030	5,396
* Illumina Inc.	15,533	4,982
Humana Inc.	14,342	4,894
Baxter International Inc.	54,117	4,436

	HCA Healthcare Inc.	28,882	4,005
*	Regeneron Pharmaceuticals Inc.	8,591	3,170
	Zimmer Biomet Holdings Inc.	21,817	3,170
*	Alexion Pharmaceuticals Inc.	22,541	2,568
*	Bristol Meyers Squibb CVR Exp. 12/31/2020	73,197	157
			321,043
Industrials (11.4%)
	Boeing Co.	56,648	20,743
	Honeywell International Inc.	76,197	13,605
	Accenture plc Class A	67,509	13,580
	United Technologies Corp.	91,458	13,567
	Union Pacific Corp.	74,633	13,135
*	PayPal Holdings Inc.	118,369	12,785
	General Electric Co.	924,288	10,417
	3M Co.	60,983	10,353
^	Danaher Corp.	68,289	9,969
	Lockheed Martin Corp.	25,400	9,932
	Fidelity National Information Services Inc.	64,903	8,966
	United Parcel Service Inc. Class B	73,949	8,854
	Caterpillar Inc.	59,519	8,614
	Automatic Data Processing Inc.	43,616	7,449
*	Fiserv Inc.	61,258	7,121
	Raytheon Co.	29,476	6,409
	CSX Corp.	80,239	5,740
	Northrop Grumman Corp.	16,142	5,678
	Deere & Co.	33,628	5,651
	Norfolk Southern Corp.	27,899	5,398
	Illinois Tool Works Inc.	30,856	5,379
	Sherwin-Williams Co.	8,807	5,136
	Waste Management Inc.	44,945	5,075
	Emerson Electric Co.	65,207	4,816
	General Dynamics Corp.	25,952	4,716
	Eaton Corp. plc	44,548	4,121
	Roper Technologies Inc.	11,066	3,988
	FedEx Corp.	24,843	3,976
	Johnson Controls International plc	84,203	3,606
	Ingersoll-Rand plc	25,501	3,343
	TE Connectivity Ltd.	35,495	3,291
	Cummins Inc.	16,662	3,047
	PACCAR Inc.	36,695	2,986
	Paychex Inc.	34,263	2,951
	Global Payments Inc.	15,082	2,731
	Parker-Hannifin Corp.	13,550	2,694
	Agilent Technologies Inc.	32,685	2,640
	Stanley Black & Decker Inc.	16,083	2,537
	Fortive Corp.	30,073	2,170
	Republic Services Inc. Class A	21,926	1,944
*	Square Inc.	18,225	1,260
	Rockwell Automation Inc.	6,221	1,218
			271,591
Oil & Gas (4.1%)
	Exxon Mobil Corp.	448,189	30,535
	Chevron Corp.	201,098	23,555
	ConocoPhillips	117,438	7,039
	Phillips 66	47,429	5,441
	Schlumberger Ltd.	146,500	5,303

EOG Resources Inc.	61,554	4,364
Marathon Petroleum Corp.	69,594	4,220
Valero Energy Corp.	43,896	4,192
Kinder Morgan Inc.	204,059	4,002
Occidental Petroleum Corp.	94,821	3,657
Williams Cos. Inc.	127,854	2,905
Pioneer Natural Resources Co.	17,774	2,272
Halliburton Co.	41,508	871
Baker Hughes Co. Class A	33,253	746
		99,102
Technology (24.3%)
Microsoft Corp.	808,603	122,406
Apple Inc.	430,722	115,110
* Facebook Inc. Class A	254,754	51,369
* Alphabet Inc. Class A	31,719	41,364
* Alphabet Inc. Class C	31,254	40,785
Intel Corp.	469,157	27,235
Cisco Systems Inc.	453,361	20,542
* Adobe Inc.	51,439	15,922
* salesforce.com Inc.	88,265	14,377
NVIDIA Corp.	61,286	13,283
Oracle Corp.	229,660	12,893
Broadcom Inc.	40,105	12,682
International Business Machines Corp.	93,876	12,622
Texas Instruments Inc.	98,832	11,881
QUALCOMM Inc.	128,747	10,757
Intuit Inc.	26,093	6,755
Applied Materials Inc.	97,706	5,657
* ServiceNow Inc.	19,825	5,611
* Micron Technology Inc.	117,029	5,560
L3Harris Technologies Inc.	23,659	4,758
Analog Devices Inc.	39,057	4,411
* Autodesk Inc.	23,248	4,206
Lam Research Corp.	15,327	4,090
Cognizant Technology Solutions Corp. Class A	58,639	3,759
HP Inc.	159,438	3,202
* Workday Inc. Class A	17,110	3,065
Corning Inc.	83,036	2,411
VMware Inc. Class A	8,074	1,256
Hewlett Packard Enterprise Co.	69,134	1,094
* Dell Technologies Inc.	16,311	791
		579,854
Telecommunications (2.4%)
AT&T Inc.	773,880	28,928
Verizon Communications Inc.	437,923	26,380
* T-Mobile US Inc.	31,626	2,484
* Sprint Corp.	65,666	389
		58,181
Utilities (2.6%)
NextEra Energy Inc.	51,719	12,093
Dominion Energy Inc.	86,990	7,230
Southern Co.	114,307	7,086
Duke Energy Corp.	77,192	6,806
American Electric Power Co. Inc.	52,438	4,790
Exelon Corp.	102,701	4,560
Sempra Energy	29,120	4,289

Xcel Energy Inc.			54,404	3,345
Public Service Enterprise Group Inc.			53,364	3,165
Consolidated Edison Inc.			35,262	3,064
Edison International			37,563	2,596
PPL Corp.			76,093	2,589
				61,613
Total Common Stocks (Cost $1,548,693)				2,377,480
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.841%		79,269	7,928

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.531%	2/13/20	600	598
United States Treasury Bill	1.527%	4/30/20	50	50
				648
Total Temporary Cash Investments (Cost $8,575)				8,576
Total Investments (99.9%) (Cost $1,557,268)				2,386,056
Other Assets and Liabilities-Net (0.1%)3				3,599
Net Assets (100%)				2,389,655

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $450,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $491,000 was received for securities on loan.
4 Securities with a value of $478,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	75	11,789	555

Mega Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Mega Cap Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,377,480	—	—
Temporary Cash Investments	7,928	648	—
Futures Contracts—Liabilities[1]	(38)	—	—
Total	2,385,370	648	—
1 Represents variation margin on the last day of the reporting period.